Investments and Fair Value Measurement - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Investments [Line Items]
Investments in debt securities	$ 2,000,000		$ 2,000,000		$ 4,900,000
Cash and cash equivalents	5,295,000	$ 20,196,000	5,295,000	$ 20,196,000	15,301,000	$ 28,675,000
Interest income on investments in debt securities			100,000		300,000
Purchase of equity securities			(0)	1,061,000	1,061,000	0
Sale of equity securities			718,000	0	384,000	0
Fair value of investment in equity securities	0		0		700,000
(Loss) gain on investment in equity securities	0	$ (48,000)	12,000	$ (123,000)	29,000	$ 0
Liquidation of equity securities			700,000
Maximum [Member]
Investments [Line Items]
Interest income on investments in debt securities	$ 100,000
Unrealized gains on investments in debt securities					100,000
Unrealized gain on investment in equity securities					$ 100,000
(Loss) gain on investment in equity securities			$ 100,000